Omnibus Incentive Compensation Plan (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Units
Unvested, beginning of period	0	77,857
Granted	445,000
Vested	16,042	77,857
Unvested, end of period	428,958	0
Unvested, beginning of period	$ 0	$ 24,759
Granted	4,997
Vested	180	24,759
Unvested, end of period	$ 4,817	$ 0